Preferred and Common Stock (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			4 Months Ended	6 Months Ended				12 Months Ended
	Jan. 15, 2022	Jun. 30, 2022	Jun. 30, 2021	Mar. 21, 2019	Apr. 18, 2019	Jun. 30, 2022	Jul. 13, 2021	Jun. 30, 2021	Jul. 15, 2017	Dec. 31, 2021	Sep. 13, 2022	Jan. 03, 2022
Class of Stock [Line Items]
Shares tendered, nominal value		$ 0				$ 0				$ 0
Common Stock, Shares, Outstanding		25,238,591				25,238,591				25,198,620
Preferred Stock, Shares Outstanding		24,032				24,032				23,032
Grimaud [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction										9,301,542
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture							9,301,542
Net proceeds										$ 44,437
Costs from sale of common stock										$ 176
Navios Corporation [Member]
Class of Stock [Line Items]
Treasury Stock, Common, Shares		2,414,263				2,414,263
American Depositary Shares [Member] | Series G and Series H [Member]
Class of Stock [Line Items]
Percentage of the increase of the preferred dividend rate									25.00%
Stock Plan Approved By B.O.D [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	40,000
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding		5,350				5,350				5,350
Series G Preferred Stock [Member] | Exchange program for 66 2/3% shares [Member]
Class of Stock [Line Items]
Number of shares issued for the exchange offer					8,841
Shares tendered, nominal value					$ 21,271
Tender offer expenses					620
Payments for tender offer expenses					4,423
2024 Notes issued					3,879
Gain/ (Loss) from stock redemption recognized in Retained Earnings					12,568
Dividends cancelled					$ 6,798
Series G Preferred Stock [Member] | American Depositary Shares [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						2,000,000
Preferred Stock, Liquidation Preference Per Share		$ 2,500				$ 2,500
Preferred Stock, Redemption Price Per Share		$ 25				$ 25
Preferred Stock, Dividend Rate, Percentage						8.75%
Series H Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding		17,682				17,682				17,682
Series H Preferred Stock [Member] | Exchange program for 66 2/3% shares [Member]
Class of Stock [Line Items]
Number of shares issued for the exchange offer				10,930
Shares tendered, nominal value				$ 26,297
Tender offer expenses				997
Payments for tender offer expenses				4,188
2024 Notes issued				4,747
Gain/ (Loss) from stock redemption recognized in Retained Earnings				16,365
Dividends cancelled				$ 7,678
Series H Preferred Stock [Member] | American Depositary Shares [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						4,800,000
Preferred Stock, Liquidation Preference Per Share		$ 2,500				$ 2,500
Preferred Stock, Redemption Price Per Share		$ 25				$ 25
Preferred Stock, Dividend Rate, Percentage						8.625%
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding		24,032				24,032				23,032
Preferred Stock [Member] | Dividends Undeclared [Member]
Class of Stock [Line Items]
Undeclared preferred dividends						$ 32,909
Series I Preferred Stock [Member] | Convertible Debenture [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion												1,000
Common Stock, Shares, Outstanding		9,133,147				9,133,147					29,754,721
Debt Instrument, Convertible, Conversion Price		$ 3.93				$ 3.93
Preferred Stock, Shares Outstanding		1,000				1,000
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding		25,238,591				25,238,591				25,198,620
Restricted Stock [Member]
Class of Stock [Line Items]
Forfeited shares of common stock		0	56			29		83
Vested units		0	0			37,879		37,879